Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 31.9%
30,406	BNY Mellon High Yield Beta ETF	$1,420,316	2.0
13,377	iShares 20+ Year Treasury Bond ETF	1,360,575	2.0
41,020	iShares Core S&P Small-Cap ETF	4,200,038	6.0
10,823	iShares Core U.S. Aggregate Bond ETF	1,053,186	1.5
69,421	Vanguard Emerging Markets ETF	2,736,576	3.9
189,689	Vanguard FTSE Developed Markets ETF	8,378,563	12.0
14,540	Vanguard Mid-Cap ETF	3,112,723	4.5

	Total Exchange-Traded Funds
	(Cost $22,815,834)	22,261,977	31.9

MUTUAL FUNDS: 68.1%
	Affiliated Investment Companies: 20.3%
824,291	Voya Intermediate Bond Fund - Class R6	7,080,661	10.2
147,953	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,392,236	2.0
301,762	Voya Multi-Manager International Equity Fund - Class I	2,803,370	4.0
338,762	Voya Multi-Manager International Factors Fund - Class I	2,852,378	4.1
		14,128,645	20.3

	Unaffiliated Investment Companies: 47.8%
768,212	TIAA-CREF S&P 500 Index Fund - Institutional Class	33,348,099	47.8

	Total Mutual Funds
	(Cost $49,564,685)	47,476,744	68.1

	Total Investments in Securities (Cost $72,380,519)	$69,738,721	100.0
	Assets in Excess of Other Liabilities	9,928	0.0
	Net Assets	$69,748,649	100.0

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$22,261,977	$–	$–	$22,261,977
Mutual Funds	47,476,744	–	–	47,476,744
Total Investments, at fair value	$69,738,721	$–	$–	$69,738,721

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class P3	$6,302,603	$3,403,082	$(10,143,629)	$437,944	$-	$144,872	$(749,664)	$-
Voya Intermediate Bond Fund - Class R6	-	8,113,156	(925,322)	(107,173)	7,080,661	30,422	(8,891)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,927,209	1,079,190	(2,038,651)	424,488	1,392,236	55,495	(616,089)	-
Voya Multi-Manager International Equity Fund - Class I	-	3,006,772	(191,983)	(11,419)	2,803,370	-	5,188	-
Voya Multi-Manager International Equity Fund - Class P3	3,168,334	2,301,916	(5,779,346)	309,096	-	33,549	(401,216)	-
Voya Multi-Manager International Factors Fund - Class I	-	2,961,977	(137,509)	27,910	2,852,378	-	3,460	-
Voya Multi-Manager International Factors Fund - Class P3	2,519,872	1,971,797	(4,611,548)	119,879	-	95,620	(261,073)	-
Voya Short Term Bond Fund - Class P3	-	1,108,768	(1,108,768)	-	-	4,621	(2,512)	-
Voya Short Term Bond Fund - Class R6	-	2,270,775	(2,270,775)	-	-	2,403	(15,446)	-
	$13,918,018	$26,217,433	$(27,207,531)	$1,200,725	$14,128,645	$366,983	$(2,046,243)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $74,349,017.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$342,044
Gross Unrealized Depreciation	(4,952,340)

Net Unrealized Depreciation	$(4,610,296)